Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 811	$ 675
Accrued expenses	298	301
Other accounts payable	$ 1,109	$ 976